Allowance for Credit Losses (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	$ 32,266	$ 31,602
Gross charge-offs	4,344	8,451
Gross (recoveries)	(624)	(541)
Net charge-offs	3,720	7,910
Provision for loan losses	1,196	6,991
Other	8	9
Ending balance at March 31	29,750	38,186
Allowance for loan losses by impairment methodology:
Asset-specific	5,916	7,870
Formula-based	18,893	27,505
Purchased Credit Impaired	4,941	2,811
Total allowance for loan losses	29,750	38,186
Loans by impairment methodology:
Asset-specific	20,988	21,712
Formula-based	583,628	605,699
Purchased credit-impaired	70,821	79,430
Total retained loans	675,437	706,841	685,498
Wholesale [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	4,761	7,145
Gross charge-offs	253	1,014
Gross (recoveries)	(88)	(55)
Net charge-offs	165	959
Provision for loan losses	(359)	(257)
Other	(3)	1
Ending balance at March 31	4,234	5,942
Allowance for loan losses by impairment methodology:
Asset-specific	1,030	1,557
Formula-based	3,204	4,385
Purchased Credit Impaired	0	0
Total allowance for loan losses	4,234	5,942
Loans by impairment methodology:
Asset-specific	4,498	6,286
Formula-based	225,094	203,818
Purchased credit-impaired	56	107
Total retained loans	229,648	210,211
Wholesale [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	0	14
Consumer Excluding Credit Card [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	16,471	14,785
Gross charge-offs	1,460	2,555
Gross (recoveries)	(131)	(116)
Net charge-offs	1,329	2,439
Provision for loan losses	1,329	3,736
Other	4	3
Ending balance at March 31	16,475	16,212
Allowance for loan losses by impairment methodology:
Asset-specific	1,067	911
Formula-based	10,467	12,490
Purchased Credit Impaired	4,941	2,811
Total allowance for loan losses	16,475	16,212
Loans by impairment methodology:
Asset-specific	7,254	4,406
Formula-based	242,979	263,641
Purchased credit-impaired	70,765	79,323
Total retained loans	320,998	347,370
Consumer Excluding Credit Card [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	0	127
Credit Card [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	11,034	9,672
Gross charge-offs	2,631	4,882
Gross (recoveries)	(405)	(370)
Net charge-offs	2,226	4,512
Provision for loan losses	226	3,512
Other	7	7
Ending balance at March 31	9,041	16,032
Allowance for loan losses by impairment methodology:
Asset-specific	3,819	5,402
Formula-based	5,222	10,630
Purchased Credit Impaired	0	0
Total allowance for loan losses	9,041	16,032
Loans by impairment methodology:
Asset-specific	9,236	11,020
Formula-based	115,555	138,240
Total retained loans	124,791	149,260
Credit Card [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	0	7,353
Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	$ 0	$ 7,494